Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

24. Related party transactions

AerDragon (“AerDragon”) consists of two joint venture companies Dragon Aviation Leasing Company Limited based in China and AerDragon Aviation Partners Limited based in Ireland. Both companies are owned 50% by China Aviation Supplies Holding Company, 25% by affiliates of Crédit Agricole and 25% by AerCap. In 2007, AerCap assigned a purchase right it had with Airbus under AerCap’s 1999 forward order agreement relating to an A320 aircraft which was then directly acquired by AerDragon. In addition, during 2007 AerCap sold an A320 aircraft that was subject to a lease with an airline to AerDragon and guaranteed AerDragon’s performance under the debt which was assumed by AerDragon from AerCap in the transaction. Both of these transactions were executed at terms, which we believe reflected market conditions at the time. AerCap provides lease management, insurance management and aircraft asset management services to AerDragon. AerCap charged AerDragon a total of $0.6 million as a guarantee fee and for these management services during 2012. We apply equity accounting for our 25% investment in both joint venture companies. Accordingly, the income statement effect of all sale transactions with either of the joint venture companies is eliminated in our financial statements.

AerCo is an aircraft securitization vehicle from which we hold all of the most junior class of subordinated notes and some notes immediately senior to those junior notes. We do not recognize value for the AerCo notes which we still hold on our consolidated balance sheets. Through March 2003 we consolidated AerCo, but we deconsolidated the vehicle in accordance with ASC 810 at that time. Subsequent to the deconsolidation of AerCo, we have received interest from AerCo on its D note investment of $1.7 million and $0.4 million for the year ended December 31, 2006 and the year ended December 31, 2007, respectively. In addition, we provide a variety of management services to AerCo for which we received fees $4.1 million, $3.3 million and $3.0 million the years ended December 31, 2010, 2011 and 2012, respectively.

On November 11, 2010 we issued approximately 29.8 million new shares to Waha. In exchange, we received $105 million in cash, Waha’s 50% interest in the joint venture company AerVenture, a 40% interest in AerLift and a 50% interest in AerLift Jet.